OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2021, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,400
Operating lease ROU assets	4,734	$ 1,183
Operating lease liability	4,907
Operating lease liability, current	1,411	$ 1,217
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	800
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 600